CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 198,075	$ 172,595	$ 96,787
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on debt securities arising during the period	51,959	(11,229)	4,367
Change in retirement obligation	4,649	(8,180)	3,172
Unrealized gain (loss) on derivatives	217	484	514
Other comprehensive income (loss)	56,825	(18,925)	8,053
Comprehensive income	$ 254,900	$ 153,670	$ 104,840